Tax on Debits And Credits to Bank Accounts - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [LineItems]
General tax rate for credits and debits	0.60%	0.60%	0.60%
Percentage of other taxes applied on amounts credited and debited as payment	33.00%